Prepaid Expenses and Other Current Assets (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Depreciation expenses	$ 6,151	$ 14	$ 257	$ 48
Foreign currency translation gain (loss)	$ 9,092	$ 9,832	$ (3,747)	$ (2,573)